Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Revenue - Disaggregation
Uranium Fuel services Other Total
Customer geographical region
Americas $ 1,388,760 $ 380,548 $ 45,562 $ 1,814,870
Europe 733,057 156,860 - 889,917
Asia 752,133 25,013 - 777,146
$ 2,873,950 $ 562,421 $ 45,562 $ 3,481,933
Contract type
Fixed-price $ 724,107 $ 513,830 $ 45,562 $ 1,283,499
Market-related 2,149,843 48,591 - 2,198,434
$ 2,873,950 $ 562,421 $ 45,562 $ 3,481,933
Uranium Fuel services Other Total
Customer geographical region
Americas $ 1,401,742 $ 334,936 $ - $ 1,736,678
Europe 488,718 75,055 - 563,773
Asia 786,160 49,161 - 835,321
$ 2,676,620 $ 459,152 $ - $ 3,135,772
Contract type
Fixed-price $ 791,701 $ 413,148 $ - $ 1,204,849
Market-related 1,884,919 46,004 - 1,930,923
$ 2,676,620 $ 459,152 $ - $ 3,135,772

Revenue - Contract liabilities	2025 2024 Beginning of year $ 106,569 $ 45,372 Additions 144,893 159,712 Recognized in revenue (169,640) (98,532) Effect of movements in exchange rates (9) 17 End of year $ 81,813 $ 106,569
Revenue - Remaining performance obligations
2026 2027 2028 2029 2030 Thereafter Total
Uranium $ 481,854 $ 492,426 $ 553,687 $ 498,133 $ 411,968 $ 855,275 $ 3,293,343
Fuel services 458,646 444,353 458,012 421,582 394,806 1,858,824 4,036,223
Total $ 940,500 $ 936,779 $ 1,011,699 $ 919,715 $ 806,774 $ 2,714,099 $ 7,329,566